Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	26
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$280,628,742.10	0.6222367	$252,462,085.73	0.5597829	$28,166,656.37
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$504,858,742.10	0.3340714	$476,692,085.73	0.3154332	$28,166,656.37

Weighted Avg. Coupon (WAC)	4.08%		4.11%
Weighted Avg. Remaining Maturity (WARM)	34.34		33.63
Pool Receivables Balance	$541,292,539.80		$512,706,261.82
Remaining Number of Receivables	53,526		52,414

Adjusted Pool Balance	$535,985,938.91		$507,819,282.54

III. COLLECTIONS

Principal:
Principal Collections	$27,718,351.14
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$681,705.83
Total Principal Collections	$28,400,056.97

Interest:
Interest Collections	$1,771,651.94
Late Fees & Other Charges	$56,578.14
Interest on Repurchase Principal	$-
Total Interest Collections	$1,828,230.08

Collection Account Interest	$260.21
Reserve Account Interest	$74.85
Servicer Advances	$-

Total Collections	$30,228,622.11

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	26
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$30,228,622.11
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$38,010,421.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$451,077.12		$451,077.12	$451,077.12
Collection Account Interest					$260.21
Late Fees & Other Charges					$56,578.14
Total due to Servicer					$507,915.47

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$123,944.36		$123,944.36
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$215,851.36		$215,851.36	$215,851.36

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$29,426,931.44

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$28,166,656.37

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$28,166,656.37
Class A-4 Notes				$-
Class A Notes Total:		$28,166,656.37		$28,166,656.37
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$28,166,656.37		$28,166,656.37

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,260,275.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,306,600.89
Beginning Period Amount	$5,306,600.89
Current Period Amortization	$419,621.61
Ending Period Required Amount	$4,886,979.28
Ending Period Amount	$4,886,979.28
Next Distribution Date Amount	$4,493,850.59

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	26
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	5.81%	6.13%	6.13%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.29%	51,516	97.48%	$499,761,262.49
30 - 60 Days	1.29%	677	1.90%	$9,718,606.28
61 - 90 Days	0.35%	181	0.53%	$2,705,118.89
91 + Days	0.08%	40	0.10%	$521,274.16
		52,414		$512,706,261.82
Total
Delinquent Receivables 61 + days past due	0.42%	221	0.63%	$3,226,393.05
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	170	0.45%	$2,440,461.23
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	186	0.49%	$2,821,871.92
Three-Month Average Delinquency Ratio	0.36%		0.52%

Repossession in Current Period		38		$567,580.61
Repossession Inventory		86		$365,578.04

Charge-Offs
Gross Principal of Charge-Off for Current Period				$867,926.84
Recoveries				$(681,705.83)
Net Charge-offs for Current Period				$186,221.01

Beginning Pool Balance for Current Period				$541,292,539.80

Net Loss Ratio				0.41%
Net Loss Ratio for 1st Preceding Collection Period				1.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.56%
Three-Month Average Net Loss Ratio for Current Period				0.77%

Cumulative Net Losses for All Periods				$11,116,518.90
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$2,061,017.17
Number of Extensions				135